Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Schedule Of Income Tax [Line Items]
Domestic				$ 0.0	$ (8.8)	$ (153.8)
Foreign				(29.0)	45.6	(109.9)
Income (loss) before income taxes		$ 47.9	$ 8.3	$ (29.0)	$ 36.8	$ (263.7)
Predecessor [Member]
Schedule Of Income Tax [Line Items]
Domestic	$ (1.5)						$ 82.8
Foreign	17.1						310.2
Income (loss) before income taxes	$ 15.6						$ 393.0